Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory tax rate	26.89%	27.16%	26.54%
Income taxes/(recovery) computed at statutory rates	$ (3,117)	$ (3,010)	$ (1,347)
Expired losses	0	0	239
Temporary differences	617	0	0
Income tax rate changes	328	(400)	126
Loss on marketable securities subject to capital gains tax rate	0	0	0
Non-refundable investment tax credits	0	0	0
Other	1,203	670	9
Permanent differences	243	240	299
Renunciation of resource expenditures	0	830	104
Tax benefits not yet recognized	726	1,670	570
Tax expense (income), continuing operations	$ 0	$ 0	$ 0